Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Components of premises and equipment at December 31 are as follows:

	2013	2012
	(In Thousands)
Land and improvements	$2,272	$2,238
Buildings and improvements	9,659	9,494
Furniture and equipment	4,218	3,998
	16,149	15,730
Accumulated depreciation	(9,024)	(8,404)

	$7,125	$7,326

Operating Leases of Lessee Disclosure [Table Text Block]

2014	$317
2015	312
2016	242
2017	192
2018	192
Thereafter	1,720
$2,975